Schedule of income tax expense at the effective tax rates (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
(Loss)/profit before tax	$ (5,852,409)	$ (45,551,045)	$ 35,614,151	$ (29,788,123)
Tax at applicable rate	(978,563)	(7,616,451)	5,766,512	(5,018,726)
Income not subject to tax	(20,460)	(159,247)	(11,142,285)	(177,009)
Non-deductible expenses	688,343	5,357,582	2,513,924	4,613,617
Income tax exemption and rebate	(2,313)	(18,000)	(10,500)	(30,000)
Tax effect of deductible temporary differences not recognized	646,137	5,029,080	1,331,573	4,213,670
Utilisation of previously unrecognised tax losses	(9,090)	(70,749)	(395,030)	(1,052,220)
Over-provision for previous year		(2)	(9,923)	(1,049)
Difference in tax rate in different countries	6,645	51,722	5,775
Tax losses not recognised	565,667	4,402,753	4,653,661	5,146,140
Others				(36,435)
Total tax expenses for the year	$ 896,366	$ 6,976,688	$ 2,713,707	$ 7,657,988